CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (239,823)	$ (429,961)	$ 636,125
Other comprehensive (loss) income from continuing operations, net of tax:
Change in cumulative translation adjustment (net of tax of ($3,884), $960 and ($43))	(54,744)	(78,537)	(102,976)
Change in unrealized fair value of cash flow hedges (net of tax of ($475), ($678) and $1,171)	754	1,746	(4,484)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), Reclassification Adjustment from AOCI, after Tax, Continuing Operations	(504)	(795)	2,184
us-gaap_OtherComprehensiveIncomeLossReclassificationAdjustmentFromAOCIPensionAndOtherPostretirementBenefitPlansForNetGainLossNetOfTax, Continuing Operations	43,963	(39,391)	47,761
Other comprehensive (loss) income from discontinued operations, net of tax:
Other comprehensive loss from discontinued operations - change in cumulative translation adjustment (net of tax of $0, $0 and $0)	(1,353)	409	3,585
Change in unrecognized prior service pension credits/costs (net of tax of $4, $8 and ($57))	(12)	(24)	170
Change in unrecognized actuarial pension gains/losses (net of tax of $887, ($1,263) and $1,051)	2,570	(3,533)	5,366
Comprehensive (loss) income	(342,215)	(464,238)	481,477
Net income attributable to noncontrolling interests (net of tax of $0, ($124) and ($2,877)); ($2,187, $2,511 and $1,876 related to discontinued operations, net of tax of $0, $0 and $0)	(73,346)	(74,454)	(92,518)
Change in cumulative translation adjustment attributable to noncontrolling interests (net of tax of $0, $0 and $0)	816	2,634	12,184
Comprehensive (loss) income attributable to CB&I	$ (414,745)	$ (536,058)	$ 401,143